Share Capital - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2016 $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares	Dec. 31, 2016 CNY (¥) shares	Oct. 31, 2010 shares Vote
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares			$ 367,088	¥ 2,548,695		¥ 1,808,498
Kingsoft
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | $					$ 172,012
Xiaomi
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | $					50,000
Esta Investments
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares | $					$ 74,004
Share Capital before Increase
Class of Stock [Line Items]
Ordinary shares | $		$ 7,700
Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares | $		$ 15,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares			$ 4			¥ 30		¥ 33
Ordinary shares, shares authorized (in shares)			1,200,000,000			1,200,000,000		1,200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001
Entitled vote per ordinary share | Vote									1
Business acquisition, shares issued	10,087,476						2,666,898
Class A Ordinary Shares | Galaxy ENet Inc
Class of Stock [Line Items]
Business acquisition, shares issued							3,683,712
Class A Ordinary Shares | Kingsoft
Class of Stock [Line Items]
Issuance of new shares					39,087,125	39,087,125
Class A Ordinary Shares | Xiaomi
Class of Stock [Line Items]
Issuance of new shares					6,142,410	6,142,410
Class A Ordinary Shares | Esta Investments
Class of Stock [Line Items]
Issuance of new shares					24,668,022	24,668,022
Class A Ordinary Shares | Tuspark Innovation Venture Limited
Class of Stock [Line Items]
Business acquisition, shares issued	31,996,874
Shares subscription price | $ / shares	$ 2.712
Class A Ordinary Shares | Share Capital before Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		470,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Class A Ordinary Shares | Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		1,200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Class A Ordinary Shares | Additional Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, additional shares authorized (in shares)		730,000,000
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares			$ 2			¥ 4		¥ 12
Ordinary shares, shares authorized (in shares)			300,000,000			300,000,000		300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00001
Entitled vote per ordinary share | Vote									10
Conversion ratio, Class B ordinary share into Class A Ordinary Share									1
Class B Ordinary Shares | Kingsoft
Class of Stock [Line Items]
Issuance of new shares					18,250,268	18,250,268
Class B Ordinary Shares | Xiaomi
Class of Stock [Line Items]
Issuance of new shares					10,524,257	10,524,257
Class B Ordinary Shares | Tuspark Innovation Venture Limited
Class of Stock [Line Items]
Business acquisition, shares issued	111,053,390
Shares subscription price | $ / shares	$ 2.712
Class B Ordinary Shares | Share Capital before Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Class B Ordinary Shares | Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)		300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
American Depository Shares
Class of Stock [Line Items]
Business acquisition, shares issued			223,161	223,161	146,372	146,372	0
American Depository Shares | Tuspark Innovation Venture Limited
Class of Stock [Line Items]
Shares subscription price | $ / shares	$ 16.274